Income Taxes - Summary of Composition of Income Tax Expense (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense	$ 51,033,533	$ 2,708	$ 46,477,079	$ 24,941,511
Mexico [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current year income tax	26,295,431		28,572,414	16,568,274
Deferred income tax	208,658		(2,688,727)	2,582,287
Foreign [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current year income tax	20,843,720		19,898,728	13,524,729
Deferred income tax	$ 3,685,724		$ 694,664	$ (7,733,779)